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May 3, 2019


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549


RE:   Minnesota Life Individual Variable Universal Life Account
      File Numbers 333-183590 and 811-22093


Dear Ladies and Gentlemen:


On behalf of Minnesota Life Individual Variable Universal Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 25, 2019.


Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-6571.


Sincerely,


/s/ Alison J. Lehman


Alison J. Lehman
Associate Counsel


AJL:mab